Share-based compensation (Q1)	3 Months Ended
Mar. 31, 2020
Share-based compensation [Abstract]
Share-based compensation
Note 15 - Share-based compensation

The Company recognizes compensation cost for stock awards with only service conditions that have a graded vesting schedule on a straight-line basis over the service period for each separate vesting portion of the award as if the award was, in-substance, multiple awards.  During the three months ended March 31, 2020 and 2019, respectively, $2.5 million and $0.2 million of share-based compensation expense was recognized.

The Company acquired the Better Choice Company Inc. 2019 Incentive Award Plan (the “2019 Plan”) which became effective as of April 29, 2019. The 2019 Plan provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, other stock or cash-based awards or a dividend equivalent award (each an “Award”).  On November 11, 2019, the Company received shareholder approval for the Amended and Restated 2019 Incentive Award Plan (the “Amended 2019 Plan”).  Under the Amended 2019 Plan, the number of option awards available for issuance increased from 6,000,000 to 9,000,000 on December 19, 2019.

During the three months ended March 31, 2020, the Company granted 100,000 stock option awards. There were no stock option awards granted during the three months ended March 31, 2019.